Equipment Loans - Schedule of Equipment Loans (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Equipment Loans	$ 3,191,600	$ 3,476,800	$ 997,400
Book value of collateralized equipment	$ 3,778,600	$ 4,539,900	$ 2,390,000